UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              Lau Associates LLC
               Address:           300 Bellevue Parkway
                                  Suite 200
                                  Wilmington, DE 19809

             13F File Number: 028-10327

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Jacob D. Weaver
Title:              Securities Trader
Phone:              302-792-5955
Signature,          Place,              and Date of Signing,


Jacob D. Weaver     Wilmington, DE  July 9, 2009.

Report Type:          [ ] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

1) Luther King Capital Management Corp.



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   54
Form 13F Information Table Value Total:   $70,598

List of Other Included Managers:          None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AFLAC Inc                  COM               001055102      1113    35801 SH      SOLE                             35801
AT & T Inc                 COM               00206R102       370    14913 SH      SOLE                             14913
Abbott Laboratories        COM               002824100       477    10148 SH      SOLE                             10148
Accenture Ltd Cl A         CL A              G1150G111      2517    75225 SH      SOLE                             75225
Altria Group               COM               02209S103       301    18364 SH      SOLE                             18364
America Movil SAB Adr      SPONSORED ADR     02364W105      1473    38032 SH      SOLE                             38032
Bp Plc Adr                 SPONSORED ADR     055622104       526    11042 SH      SOLE                             11042
Barnes Group Inc           COM               067806109       139    11667 SH      SOLE                             11667
Bristol-Myers Squibb       COM               110122108       346    17050 SH      SOLE                             17050
Chevron Corp               COM               166764100      1145    17281 SH      SOLE                             17281
Cisco Systems Inc          COM               17275R102       555    29749 SH      SOLE                             29749
Coca Cola Company          COM               191216100       584    12160 SH      SOLE                             12160
ConocoPhillips             COM               20825C104      5269   125285 SH      SOLE                            125285
CurrencyShs Euro Trust	   EURO SHS          23130C108      1691    12050 SH      SOLE                             12050
Danaher Corp               COM               235851102      1917    31046 SH      SOLE                             31046
Devon Energy Corp          COM               25179M103       277     5082 SH      SOLE                              5082
Du Pont E I De Nemour & Co COM               263534109      2914   113728 SH      SOLE                            113728
Exxon Mobil Corporation    COM               30231G102      3709    53047 SH      SOLE                             53047
Fiserv Inc                 COM               337738108       358     7830 SH      SOLE                              7830
General Electric Company   COM               369604103      2459   209810 SH      SOLE                            209810
Halliburton Hldg Co        COM               406216101       205     9889 SH      SOLE                              9889
Hewlett Packard Co         COM               428236103       683    17673 SH      SOLE                             17673
Idexx Labs Inc             COM               45168D104      1545    33452 SH      SOLE                             33452
Intel Corp                 COM               458140100      2229   134658 SH      SOLE                            134658
Int'l Business Machines    COM               459200101      1689    16171 SH      SOLE                             16171
Irobot Corp                COM               462726100       826    63643 SH      SOLE                             63643
I Shares Tr                RUSSELL 2000      464287655       565    11064 SH      SOLE                             11064
JP Morgan Chase & Co       COM               46625H100       365    10713 SH      SOLE                             10713
Johnson & Johnson          COM               478160104      3422    60246 SH      SOLE                             60246
L-3 Communications Hldgs   COM               502424104      1317    18980 SH      SOLE                             18980
Medco Health Solutions     COM               58405U102       231     5072 SH      SOLE                              5072
Merck & Co                 COM               589331107       218     7800 SH      SOLE                              7800
Microsoft Corp             COM               594918104       298    12536 SH      SOLE                             12536
National Penn Bancshares   COM               637138108       183    39696 SH      SOLE                             39696
Nestle SA Adr              SPONSORED ADR     641069406       212     5625 SH      SOLE                              5625
Norfolk Southern Corp      COM               655844108       485    12867 SH      SOLE                             12867
Nova Chemicals Corp        COM               66977W109        62    10425 SH      SOLE                             10425
Pepsico Incorporated       COM               713448108      3826    69611 SH      SOLE                             69611
Petroleo Brasileiro Sa     SPONSORED ADR     71654V408      3062    74725 SH      SOLE                             74725
Philip Morris Intl Inc     COM               718172109       508    11639 SH      SOLE                             11639
Powershs DB Multi Sector   DB GOLD FUND      73936B606       238     7100 SH      SOLE                              7100
Procter & Gamble Co        COM               742718109      1335    26123 SH      SOLE                             26123
Royal Dutch Shell A        SPONSORED ADR     780257804       535    10655 SH      SOLE                             10655
SPDR Series Trust	   GOLD              78463V107       385     4225 SH      SOLE                              4225
Schlumberger Ltd           COM               806857108       626    11575 SH      SOLE                             11575
Sysco Corp                 COM               871829107       742    33002 SH      SOLE                             33002
Teva Pharm Inds Ltd        ADR               881624209      2927    59330 SH      SOLE                             59330
Thor Industries Inc        COM               885160101      9614   523357 SH      SOLE                            523357
Transocean Inc             COM               G90073100      1456    19595 SH      SOLE                             19595
3M Company                 COM               88579Y101       536     8911 SH      SOLE                              8911
Verizon Communications     COM               92343V104       436    14190 SH      SOLE                             14190
Weatherford Intl Inc       COM               G95089101       199    10150 SH      SOLE                             10150
Wellpoint Inc              COM               94973H108       995    19459 SH      SOLE                             19459
Wyeth                      COM               983024100       504    11113 SH      SOLE                             11113

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